SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Affected Financial Statement Line Items for the Current Period Before and After the Adoption of the New Revenue Standard (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Gross revenues	$ 5,158,509	$ 5,597,839	$ 4,816,482
Promotional allowances	0	313,016	297,086
OPERATING COSTS AND EXPENSES
General and administrative	500,624	467,121	446,591
Net income	353,851	315,293	66,918
Net income attributable to noncontrolling interests	2,336	(31,709)	(108,988)
Net income attributable to Melco Resorts & Entertainment Limited	$ 351,515	$ 347,002	$ 175,906
Basic net income attributable to Melco Resorts & Entertainment Limited per share	$ 0.242	$ 0.236	$ 0.116
Diluted net income attributable to Melco Resorts & Entertainment Limited per share	$ 0.240	$ 0.235	$ 0.115
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$ 1,658,550	$ 1,563,585
SHAREHOLDERS' EQUITY
Accumulated losses	703,576	772,338
Noncontrolling interests	618,367	448,065
Accounting Standards Update 2014-09 [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
Promotional allowances	354,930
OPERATING COSTS AND EXPENSES
General and administrative	498,632
Net income	353,972
Net income attributable to noncontrolling interests	2,375
Net income attributable to Melco Resorts & Entertainment Limited	$ 351,597
Basic net income attributable to Melco Resorts & Entertainment Limited per share	$ 0.242
Diluted net income attributable to Melco Resorts & Entertainment Limited per share	$ 0.241
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$ 1,645,459
SHAREHOLDERS' EQUITY
Accumulated losses	692,208
Noncontrolling interests	620,090
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
Promotional allowances	(354,930)
OPERATING COSTS AND EXPENSES
General and administrative	1,992
Net income	(121)
Net income attributable to noncontrolling interests	(39)
Net income attributable to Melco Resorts & Entertainment Limited	$ (82)
Basic net income attributable to Melco Resorts & Entertainment Limited per share	$ 0.000
Diluted net income attributable to Melco Resorts & Entertainment Limited per share	$ (0.001)
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$ 13,091
SHAREHOLDERS' EQUITY
Accumulated losses	11,368
Noncontrolling interests	(1,723)
Casino [Member]
OPERATING REVENUES
Gross revenues	4,463,704	4,937,597	$ 4,176,667
OPERATING COSTS AND EXPENSES
Cost of revenue	2,984,711	3,374,013	2,904,922
Casino [Member] | Accounting Standards Update 2014-09 [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
Gross revenues	5,217,101
OPERATING COSTS AND EXPENSES
Cost of revenue	3,526,215
Casino [Member] | Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
Gross revenues	(753,397)
OPERATING COSTS AND EXPENSES
Cost of revenue	(541,504)
Rooms [Member]
OPERATING REVENUES
Gross revenues	311,028	271,500	265,289
OPERATING COSTS AND EXPENSES
Cost of revenue	78,377	32,641	33,218
Rooms [Member] | Accounting Standards Update 2014-09 [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
Gross revenues	313,121
OPERATING COSTS AND EXPENSES
Cost of revenue	41,613
Rooms [Member] | Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
Gross revenues	(2,093)
OPERATING COSTS AND EXPENSES
Cost of revenue	36,764
Food and Beverage [Member]
OPERATING REVENUES
Gross revenues	204,171	184,979	177,515
OPERATING COSTS AND EXPENSES
Cost of revenue	161,126	57,927	65,781
Food and Beverage [Member] | Accounting Standards Update 2014-09 [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
Gross revenues	205,877
OPERATING COSTS AND EXPENSES
Cost of revenue	64,389
Food and Beverage [Member] | Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
Gross revenues	(1,706)
OPERATING COSTS AND EXPENSES
Cost of revenue	96,737
Entertainment, Retail and Other [Member]
OPERATING REVENUES
Gross revenues	179,606	203,763	197,011
OPERATING COSTS AND EXPENSES
Cost of revenue	92,436	$ 88,268	$ 109,817
Entertainment, Retail and Other [Member] | Accounting Standards Update 2014-09 [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
Gross revenues	178,400
OPERATING COSTS AND EXPENSES
Cost of revenue	87,364
Entertainment, Retail and Other [Member] | Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
Gross revenues	1,206
OPERATING COSTS AND EXPENSES
Cost of revenue	$ 5,072